Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2022-1

Collection Period	06/01/22-06/30/22
Determination Date	7/11/2022
Distribution Date	7/15/2022

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,326,041,622.10
2.	Collections allocable to Principal		$51,988,988.72
3.	Purchase Amount allocable to Principal		$20,446.21
4.	Defaulted Receivables		$1,681,973.85
5.	Pool Balance on the close of the last day of the related Collection Period		$1,272,350,213.32
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		71,319
7.	Initial Pool Balance		$1,604,011,099.07
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$9,031,594.35	$0.00
	b. Class A-2 Note Balance	$540,700,000.00	$496,040,185.57
	c. Class A-3 Note Balance	$540,700,000.00	$540,700,000.00
	d. Class A-4 Note Balance	$146,580,000.00	$146,580,000.00
	e. Class B Note Balance	$17,650,000.00	$17,650,000.00
	f. Class C Note Balance	$41,700,000.00	$41,700,000.00
	g. Class D Note Balance	$25,670,000.00	$25,670,000.00
	h. Note Balance (sum a - g)	$1,322,031,594.35	$1,268,340,185.57
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0314690	0.0000000
	b. Class A-2 Note Pool Factor	1.0000000	0.9174037
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.8262697	0.7927126
10.	Overcollateralization Target Amount		$4,010,027.75
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,010,027.75
12.	Weighted Average Coupon		8.19%
13.	Weighted Average Original Term	months	66.85
14.	Weighted Average Remaining Term	months	56.31
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$9,001,236.96
	b. Liquidation Proceeds allocable to Finance Charge		$1,258.85
	c. Purchase Amount allocable to Finance Charge		$73.72
	d. Available Finance Charge Collections (sum a - c)		$9,002,569.53
16.	Principal:
	a. Collections allocable to Principal		$51,988,988.72
	b. Liquidation Proceeds allocable to Principal		$440,411.27
	c. Purchase Amount allocable to Principal		$20,446.21
	d. Available Principal Collections (sum a - c)		$52,449,846.20

17.	Total Finance Charge and Principal Collections (15d + 16d)	$61,452,415.73
18.	Interest Income from Collection Account	$43,188.51
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$61,495,604.24
Available Funds
21.	Available Collections	$61,495,604.24
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$61,495,604.24
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,105,034.69
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,105,034.69
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$2,354.39
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$2,354.39
	e. Class A-2 Monthly Interest	$410,030.83
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$410,030.83
	i. Class A-3 Monthly Interest	$662,357.50
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$662,357.50
	m. Class A-4 Monthly Interest	$207,655.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$207,655.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$28,681.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$28,681.25
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$76,450.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$76,450.00
32.	Tertiary Principal Distributable Amount	$24,011,381.03

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$52,837.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d. Total Class D Note Interest (sum a - c)	$52,837.42
34.	Quaternary Principal Distributable Amount	$25,670,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$52,226,782.11
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$4,010,027.75
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$9,002,569.53
	b. Total Daily Deposits of Principal Collections	$52,449,846.20
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$43,188.51
	e. Total Deposits to Collection Account (sum a - d)	$61,495,604.24
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,105,034.69
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$55,131,775.17
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$5,258,794.38
	f. Total Withdrawals from Collection Account (sum a - e)	$61,495,604.24
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$2,354.39
	b. Class A-2 Interest Distribution	$410,030.83
	c. Class A-3 Interest Distribution	$662,357.50
	d. Class A-4 Interest Distribution	$207,655.00
	e. Class B Interest Distribution	$28,681.25
	f. Class C Interest Distribution	$76,450.00
	g. Class D Interest Distribution	$52,837.42
	h. Class A-1 Principal Distribution	$9,031,594.35
	i. Class A-2 Principal Distribution	$44,659,814.43
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$55,131,775.17
44.	Withdrawals
	a. Class A-1 Distribution	$9,033,948.74
	b. Class A-2 Distribution	$45,069,845.26
	c. Class A-3 Distribution	$662,357.50
	d. Class A-4 Distribution	$207,655.00
	e. Class B Distribution	$28,681.25
	f. Class C Distribution	$76,450.00
	g. Class D Distribution	$52,837.42
	h. Total Withdrawals from Note Payment Account (sum a - g)	$55,131,775.17

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$5,258,794.38
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$5,258,794.38
Required Reserve Account Amount		0.15%
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$4,010,027.75
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$4,010,027.75
49.	Investment Earnings	$3,430.28
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$4,013,458.03
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 53 exist	$3,430.28
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$4,010,027.75
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$1,105,034.69
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$55,131,775.17
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$5,258,794.38
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$3,430.28
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$9,033,948.74
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$45,069,845.26
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$662,357.50
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$207,655.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$28,681.25
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$76,450.00
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$52,837.42
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$5,258,794.38

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	1,210	$24,829,856.61
	b. 61 to 90 days past due	483	$10,225,354.55
	c. 91 to 120 days past due	123	$2,645,882.19
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,816	$37,701,093.35
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		2.9631%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	87	$1,681,973.85
74.	Recoveries	63	$441,670.12
75.	Net Losses (Ln 73 - Ln 74)		$1,240,303.73
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.0935%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	199	$4,033,147.92
78.	Recoveries	100	$1,056,856.21
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$2,976,291.71
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		0.1856%
81.	Average Net Loss on Defaulted Receivables		$14,956.24

Other Servicing Information

82.	Principal Balance of Receivables extended during the Collection Period		$3,587,928.83
83.	Pool Balance on the close of the last day of the preceding Collection Period		$1,326,041,622.10
84.	Ratio of extensions to pool balance (Ln 82 / Ln 83)		0.27%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 11, 2022.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer